Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Depreciation on Other Assets Estimated Useful Lives

Depreciation on other assets is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

•	Computers – 3 years

•	Plant and equipment – 3-5 years

•	Furniture – 3-5 years